UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Toroso Newfound Tactical Allocation Fund
(Class A: TNTAX)
(Class C: TNTCX)
(Institutional Class: TNTNX)

SEMI-ANNUAL REPORT
June 30, 2015

Toroso Newfound Tactical Allocation Fund
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements	11
Expense Example	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the Toroso Newfound Tactical Allocation Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Toroso Newfound Tactical Allocation Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 97.8%
3,675	AdvisorShares Gartman Gold/Euro ETF	$48,302
6,300	AdvisorShares Gartman Gold/Yen ETF	83,412
9,000	Credit Suisse X-Links Gold Shares Covered Call ETN	104,130
1,741	ETFS Physical Precious Metal Basket Shares*	103,032
23,910	ETRACS CMCI Gold Total Return ETN*	720,886
3,871	Guggenheim Enhanced Short Duration ETF	193,860
4,288	Guggenheim Spin-Off ETF	196,691
5,682	iShares 1-3 Year Treasury Bond ETF	482,175
5,160	iShares 7-10 Year Treasury Bond ETF	541,852
2,989	iShares Core U.S. Aggregate Bond ETF	325,143
7,496	PowerShares Build America Bond Portfolio	215,735
3,972	RevenueShares Mid Cap ETF	196,495
11,952	Vanguard Total Stock Market ETF	1,279,103
6,743	VelocityShares Daily Inverse VIX Medium Term ETN*	313,347

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,805,318)	4,804,163

Principal Amount

	SHORT-TERM INVESTMENTS – 6.2%
$306,092	UMB Money Market Fiduciary, 0.01%[1]	306,092

	TOTAL SHORT-TERM INVESTMENTS (Cost $306,092)	306,092

	TOTAL INVESTMENTS – 104.0% (Cost $5,111,410)	5,110,255
	Liabilities in Excess of Other Assets – (4.0)%	(197,650)

	TOTAL NET ASSETS – 100.0%	$4,912,605

ETF – Exchange Traded Fund
ETN – Exchange Traded Note

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
SUMMARY OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Exchange-Traded Funds
Growth & Income	30.0%
Commodity	18.9%
Govt/Agency-Intermediate Term	11.0%
Govt/Agency-Short Term	9.8%
Government/Corporate	6.6%
Undefined Equity	6.4%
Municipal	4.4%
Growth & Income-Mid Cap	4.0%
Govt/Corp-Short Term	4.0%
Unclassified	2.7%
Total Exchange-Traded Funds	97.8%
Short-Term Investments	6.2%
Total Investments	104.0%
Liabilities in Excess of Other Assets	(4.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $5,111,410)	$5,110,255
Receivables:
Fund shares sold	1,918
Dividends and interest	5,594
Due from Advisor	15,629
Prepaid expenses	25,368
Total assets	5,158,764

Liabilities:
Payables:
Investment securities purchased	212,861
Shareholder servicing fees (Note 7)	1,294
Distribution fees - Class A & Class C (Note 6)	341
Fund accounting fees	8,037
Auditing fees	7,556
Transfer agent fees and expenses	6,725
Custody fees	2,822
Fund administration fees	2,056
Chief Compliance Officer fees	1,468
Trustees' fees and expenses	864
Accrued other expenses	2,135
Total liabilities	246,159

Net Assets	$4,912,605

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of June 30, 2015 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$4,960,960
Accumulated net investment income	3,852
Accumulated net realized loss on investments	(51,052)
Net unrealized depreciation on investments	(1,155)
Net Assets	$4,912,605

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$1,193,018
Shares of beneficial interest issued and outstanding	119,657
Redemption price*	9.97
Maximum sales charge (5.75% of offering price)**	0.61
Maximum offering price to public	$10.58

Class C Shares:
Net assets applicable to shares outstanding	$112,519
Shares of beneficial interest issued and outstanding	11,367
Offering and redemption price per share*	$9.90

Institutional Class Shares:
Net assets applicable to shares outstanding	$3,607,068
Shares of beneficial interest issued and outstanding	360,789
Offering and redemption price per share	$10.00

*
No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividends	$33,379
Interest	6
Total investment income	33,385

Expenses:
Fund accounting fees	24,640
Registration fees	23,952
Advisory fees	21,637
Transfer agent fees and expenses	20,845
Fund administration fees	18,381
Auditing fees	8,306
Chief Compliance Officer fees	7,702
Custody fees	6,895
Legal fees	6,341
Trustees' fees and expenses	3,598
Miscellaneous	2,516
Shareholder reporting fees	2,495
Offering costs	918
Distribution fees - Class A (Note 6)	603
Distribution fees - Class C (Note 6)	480
Insurance fees	411
Shareholder servicing fees (Note 7)	226
Total expenses	149,946
Advisory fees waived	(21,637)
Other expenses absorbed	(100,190)
Net expenses	28,119
Net investment income	5,266

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	31,727
Net change in unrealized appreciation/depreciation on investments	(52,088)
Net realized and unrealized loss on investments	(20,361)

Net Decrease in Net Assets from Operations	$(15,095)

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Period
		January 10, 2014*
		through
		December 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$5,266	$18,599
Net realized gain (loss) on investments	31,727	(81,712)
Net change in unrealized appreciation/depreciation on investments	(52,088)	50,933
Net decrease in net assets resulting from operations	(15,095)	(12,180)

Distributions to Shareholders:
From net investment income:
Class A Shares	−	(961)
Class C Shares	−	(54)
Institutional Class Shares	−	(23,137)
From return of capital:
Class A Shares	−	(368)
Class C Shares	−	(21)
Institutional Class Shares	−	(8,871)
Total distributions to shareholders	−	(33,412)

Capital Transactions:
Net proceeds from shares sold:
Class A Shares	1,053,466	176,198
Class C Shares	91,700	38,285
Institutional Class Shares	189,782	3,842,774
Reinvestment of distributions:
Class A	−	1,187
Class C	−	75
Institutional Class	−	31,172
Cost of shares redeemed:
Class A Shares	(16,675)	(272)
Class C Shares	−	(14,600)
Institutional Class Shares	(286,637)	(133,163)
Net increase in net assets from capital transactions	1,031,636	3,941,656

Total increase in net assets	1,016,541	3,896,064

Net Assets:
Beginning of period	3,896,064	−
End of period	$4,912,605	$3,896,064

Accumulated net investment income (loss)	$3,852	$(1,414)

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS – Continued

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Period
		January 10, 2014*
		through
		December 31, 2014
Capital Share Transactions:
Shares sold:
Class A Shares	103,888	17,325
Class C Shares	9,052	3,771
Institutional Class Shares	18,685	380,265
Shares reinvested:
Class A	−	121
Class C	−	8
Institutional Class	−	3,165
Shares redeemed:
Class A Shares	(1,649)	(28)
Class C Shares	−	(1,464)
Institutional Class Shares	(28,224)	(13,102)

Net increase in capital share transactions	101,752	390,061

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
FINANCIAL HIGHLIGHTS
Class A Shares

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Period
			January 10, 2014*
			through
			December 31, 2014

Net asset value, beginning of period	$9.97		$10.00
Income from Investment Operations:
Net investment income[1,2]	−	[3]	0.05
Net realized and unrealized loss on investments	−	[3]	−	[3]
Total from investment operations	−		0.05
Less Distributions:
From net investment income	−		(0.06)
From return of capital	−		(0.02)
Total distributions	−		(0.08)

Net asset value, end of period	$9.97		$9.97

Total return[4]	0.00%	[5]	0.48%	[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,193		$174

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[6]	7.13%	[7]	11.96%	[7]
After fees waived and expenses absorbed[6]	1.50%	[7]	1.50%	[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	(5.59)%	[7]	(9.98)%	[7]
After fees waived and expenses absorbed[2]	0.04%	[7]	0.48%	[7]

Portfolio turnover rate	45%	[5]	193%	[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]	Amount represents less than $0.01 per share.
[4]
Total returns would have been lower had expenses not been waived and/or absorbed by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of Class A shares made within 12 months of the date of purchase. If the sales load or CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[5]	Not annualized.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
FINANCIAL HIGHLIGHTS
Class C Shares

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Period
			January 10, 2014*
			through
			December 31, 2014

Net asset value, beginning of period	$9.94		$10.00
Income from Investment Operations:
Net investment loss[1,2]	(0.04)		(0.03)
Net realized and unrealized loss on investments	−	[3]	−	[3]
Total from investment operations	(0.04)		(0.03)
Less Distributions:
From net investment income	−		(0.02)
From return of capital	−		(0.01)
Total distributions	−		(0.03)

Net asset value, end of period	$9.90		$9.94

Total return[4]	(0.40)%	[5]	(0.27)%	[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$113		$23

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[6]	7.88%	[7]	12.71%	[7]
After fees waived and expenses absorbed[6]	2.25%	[7]	2.25%	[7]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed[2]	(6.34)%	[7]	(10.73)%	[7]
After fees waived and expenses absorbed[2]	(0.71)%	[7]	(0.27)%	[7]

Portfolio turnover rate	45%	[5]	193%	[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]	Amount represents less than $0.01 per share.
[4]
Total returns would have been lower had expenses not been waived and/or absorbed by the Advisor. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of Class C shares made within 12 months of the date of purchase. If the sales load or CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[5]	Not annualized.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
FINANCIAL HIGHLIGHTS
Institutional Class Shares

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Period
			January 10, 2014*
			through
			December 31, 2014

Net asset value, beginning of period	$9.99		$10.00
Income from Investment Operations:
Net investment income[1,2]	0.01		0.07
Net realized and unrealized gain (loss) on investments	−	[3]	0.01
Total from investment operations	0.01		0.08
Less Distributions:
From net investment income	−		(0.07)
From return of capital	−		(0.02)
Total distributions	−		(0.09)

Net asset value, end of period	$10.00		$9.99

Total return[4]	0.10%	[5]	0.78%	[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,607		$3,699

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[6]	6.88%	[7]	11.71%	[7]
After fees waived and expenses absorbed[6]	1.25%	[7]	1.25%	[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	(5.34)%	[7]	(9.73)%	[7]
After fees waived and expenses absorbed[2]	0.29%	[7]	0.73%	[7]

Portfolio turnover rate	45%	[5]	193%	[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]	Amount represents less than $0.01 per share.
[4]
Total returns would have been lower had expenses not been waived and/or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[5]	Not annualized.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

Note 1 – Organization
Toroso Newfound Tactical Allocation Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to achieve long-term growth of capital. The Fund commenced investment operations on January 10, 2014, with three classes of shares, Class A, Class C and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost. The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

Toroso Newfound Tactical Allocation Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2015 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $35,386, which are being amortized over a one-year period from January 10, 2014 (commencement of operations).

(c) Exchange Traded Funds (“ETFs”)
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(d) Exchange Traded Notes (“ETNs”)
The Fund may invest in ETFs which invest in shares of ETNs. An investment in an ETN involves risks, including possible loss of principal. ETNs are unsecured debt securities issued by a bank that are linked to the total return of a market index. Risks of investing in ETNs also include limited portfolio diversification, uncertain principal payment, and illiquidity. Additionally, the investor fee will reduce the amount of return on maturity or at redemption, and as a result the ETF in which the Fund invests may receive less than the principal amount at maturity or upon redemption, even if the value of the relevant index has increased.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Toroso Newfound Tactical Allocation Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2015 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken or expected to be taken in all open tax years. This period of time is considered to be the prior three tax years, when applicable, and the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open period January 10, 2014 (commencement of operations) through December 31, 2014 and as of and during the six months ended June 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor engages TOROSO Investments, LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees. The Advisor also engages Newfound Research, LLC ("Newfound" or "TAM") as a sub-advisory to act solely as the Fund's tactical allocation manager and pays TAM from its advisory fees.

The Advisor has contractually agreed to waive its fee and and/or pay other operating expenses to ensure that total annual operating expenses (excluding, as applicable, any taxes, interest, portfolio transaction expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25% and 1.25% of the Fund's average daily net assets for Class A, Class C, and Institutional Class, respectively. This agreement is in effect until April 30, 2016, and may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended June 30, 2015, the Advisor waived all of its advisory fees and absorbed other expenses totaling $121,827. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At June 30, 2015, the amount of these potentially recoverable expenses was $393,748. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

Toroso Newfound Tactical Allocation Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2015 (Unaudited)

2017	$ 271,921
2018	121,827

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended June 30, 2015, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC will provide Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 1, 2014, Cipperman & Co. provided CCO services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months June 30, 2015, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At June 30, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$5,130,961
Gross unrealized appreciation	$55,825
Gross unrealized depreciation	(76,532)
Net unrealized depreciation on investments	$(20,707)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(65,391)
Unrealized appreciation on investments	32,131
Total accumulated deficit	$(33,260)

As of December 31, 2014, the Fund had a net short-term capital loss carryforward of $1,847 to offset future net capital gains, if any, to the extent provided by treasury regulations.

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. As of December 31, 2014, the Fund had $62,130 of Post-October capital losses.

Toroso Newfound Tactical Allocation Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2015 (Unaudited)

 The Fund has $1,414 in qualified late-year losses, which are deferred until fiscal year 2015 for tax purposes. Net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

The tax character of distributions paid during the period January 10, 2014 (commencement of operations) through December 31, 2014 was as follows:

Distribution paid from:	2014
Ordinary income	$24,152
Return of capital	9,260
Long-term capital gains	-
Total distributions paid	$33,412

Note 5 – Investment Transactions
For the six months ended June 30, 2015, purchases and sales of investments, excluding short-term investments, were $2,943,337 and $1,922,267, respectively.

Note 6 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to the Class A and Class C, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets, payable to the Distributor. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. In addition, HRC may receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s Distributor. For the six months ended June 30, 2015, HRC did not receive any sales charges or distribution fees pursuant to the wholesaling agreement.

For the six months ended June 30, 2015, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Toroso Newfound Tactical Allocation Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2015 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Exchange-Traded Funds	$4,804,163	$-	$-	$4,804,163
Short-Term Investments	306,092	-	-	306,092
Total Investments	$5,110,255	$-	$-	$5,110,255

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Toroso Newfound Tactical Allocation Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2015 (Unaudited)

Note 10 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

The Board of Trustees of the Trust has approved a Plan of Liquidation for the Fund which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund is closed to all new investment. Shareholders may redeem their shares until the date of liquidation.

The Fund will be liquidated on or about September 30, 2015 (the “Liquidation Date”). On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to its remaining shareholders equal to each shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Toroso Newfound Tactical Allocation Fund
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance*	1/1/15	6/30/15	1/1/15 – 6/30/15
Class A	$1,000.00	$1,000.00	$7.44
Class C	1,000.00	996.00	11.14
Institutional Class	1,000.00	1,001.00	6.20
Hypothetical (5% annual return before expenses)^	1/1/15	6/30/15	1/1/15–6/30/15
Class A	$1,000.00	$1,017.36	$7.50
Class C	1,000.00	1,013.64	11.23
Institutional Class	1,000.00	1,018.60	6.26

Toroso Newfound Tactical Allocation Fund
EXPENSE EXAMPLE – Continued
For the Periods Ended June 30, 2014 (Unaudited)

*
Expenses are equal to the Fund’s annualized expense ratios of 1.50%, 2.25% and 1.25% for Class A, Class C and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 185/365 (to reflect the since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Toroso Newfound Tactical Allocation Fund
a series of Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
14 Wall Street, Suite 3A
New York, New York 10005

Sub-Advisor
Toroso Investments, LLC
623 Fifth Avenue, 15th Floor
New York, New York 10022

Tactical Allocation Manager
Newfound Research, LLC
425 Boylston Street, 3rd Floor
Boston, Massachusetts, 02116

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Toroso Newfound Tactical Allocation Fund - Class A	TNTAX	46141P 370
Toroso Newfound Tactical Allocation Fund - Class C	TNTCX	46141P 362
Toroso Newfound Tactical Allocation Fund - Institutional Class	TNTNX	46141P 354

Privacy Principles of the Toroso Newfound Tactical Allocation Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Tosoro Newfound Tactical Allocation Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Toroso Newfound Tactical Allocation Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (800) 207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/3/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/3/15

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	9/3/15